Stock Option Activity of Employees And Nonemployees (Parenthetical) (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate	2.00%	3.00%